Investments (Tables)	12 Months Ended
Dec. 31, 2022
Investments, Debt and Equity Securities [Abstract]
Schedule of investments in short-term marketable debt securities
The fair value and amortized cost of investments in short-term marketable debt securities by major security type as of December 31, 2022 are as follows:

	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Eurocommercial Papers	$42,265,129	$287,479	$—	$42,552,608
Certificates of Deposit	9,834,625	103,274	—	9,937,899
Total	$52,099,754	$390,753	$—	$52,490,507
Of which classified within cash and cash equivalents	19,775,171	106,228	—	19,881,399
Of which classified within short-term marketable debt securities	32,324,583	284,525	—	32,609,108

Schedule of fair value changes of marketable securities
The following table presents the changes in fair values of the Company’s short-term marketable debt securities, classified as Level 2 financial assets (in thousands):

Beginning balance, January 1, 2022	$—
Other comprehensive income before reclassifications	706,586
Amounts reclassified from accumulated other comprehensive income	(315,833)
Ending balance, December 31, 2022	$390,753